Finance Revenue and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 1,141	$ 2,520
Interest paid	856	1,918
Deposits From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	103	395
Finance costs	1,141	2,520
Interest paid	856	1,918
Long-term borrowings [member] | Deposits From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	536	1,597
Borrowing base facility [member] | Deposits From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	320	317
Lease obligations [member] | Deposits From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	$ 182	$ 211